Leases - Summary Of Lessee Of Operating Lease (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Lessee Disclosure [Abstract]
Operating lease right of use assets	$ 3,337	$ 4,359
Operating lease liabilities	$ 3,394	$ 4,508
Weighted-average remaining lease term (In years)	2 years 7 months 6 days	2 years 9 months 18 days
Weighted-average discount rate	4.70%	3.10%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Deferred Income Taxes and Other Assets, Noncurrent	Deferred Income Taxes and Other Assets, Noncurrent